Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets

Note 7. Intangible Assets

The carrying basis and accumulated amortization of recognized intangible assets at June 30, 2026 are:

June 30, 2026

Patents	$75,000
Customer list	69,170
Trademark	150,000
Total	294,170
Less: accumulated amortization	(3,678)
Total intangible assets, net	$290,492

The increase in intangible assets primarily reflects intangible assets acquired in the Polymeric Acquisition – see Note 8.